Income Taxes - Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
Current income tax charge	$ 86	$ 28
Adjustments to current income tax estimates	(11)	(31)
Provisions for (recovery of) income taxes. current	75	(3)
Relating to origination and reversal of temporary differences	378	83
Adjustments to deferred income tax estimates	18	(442)
Provisions for (recovery of) income taxes, deferred	$ 396	$ (359)